Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions

	Parent Company (a)		Associates (b)		Key management personnel (c)		Other related parties (d)		Total
	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Assets	3,839	4,397	1,470,694	572,115	16,403	16,063	620,131	1,860,959	2,111,067	2,453,534
Loans and advances to customers	3,839	4,397	—	4	16,403	16,063	620,131	632,408	640,373	652,872
Amounts due from financial institutions	—	—	1,470,694	572,111	—	—	—	1,228,551	1,470,694	1,800,662

Liabilities	(5,261)	(24,736)	(9)	(7)	(22,391)	(15,031)	(250,608)	(154,170)	(278,269)	(162,350)
Liabilities with customers - Demand deposits	—	(1,350)	—	(7)	(406)	(981)	(47,091)	(40,150)	(47,497)	(12,662)
Liabilities with customers - Term deposits	(5,261)	(23,386)	(9)	—	(21,985)	(14,050)	(203,517)	(114,020)	(230,772)	(149,688)

	Parent Company (a)			Associates (b)			Key management personnel (c)			Other related parties (d)			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Profit/ (loss)	(1,844)	(444)	(14)	3,436	(145)	(26)	(932)	2,065	(215)	(2,247)	60,155	223	(1,587)	61,631	(32)
Interest income	—	—	—	3,436	—	—	1,373	1,416	—	10,893	61,801	—	15,702	63,217	—
Interest expenses	(1,843)	(408)	(14)	—	(145)	(26)	(2,282)	(298)	(215)	(11,237)	(9,246)	(514)	(15,362)	(10,097)	(769)
Other administrative expenses	(1)	(36)	—	—	—	—	(23)	947	—	(1,903)	7,600	737	(1,927)	8,511	737

(a)    Inter & Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)    Entities with significant influence by Inter & Co;
(c)    Directors and members of the Board of Directors and Supervisory Board of Inter & Co; and
(d)    Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controlling shareholder of Inter & Co; companies over which the controlling shareholder or his/hers immediate family members have significant influence; other investors that have significant influence over Inter & Co and their close family members.